Schedule of Maturities of Long-Term Debt (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023		$ 811,516
2024		820,844
2025		307,365
2026		55,852
2027		14,319
Total	$ 4,706,679	$ 2,009,896